Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Schedule of composition of revenues

	Year ended December 31,
	2025		2024		2023
Aeronautical services:
Domestic TUA	Ps.	6,560,417	Ps.	6,035,480	Ps.	6,150,256
International TUA		2,262,770		1,918,372		1,686,799
Landing charges		403,494		352,028		329,770
Platform for embarking and disembarking		309,782		263,346		238,054
Aircraft parking charges on extended stay or overnight		78,959		67,340		59,556
Domestic and international passenger and carry-on baggage check		101,541		91,432		81,490
Aerocars and jetways		54,399		32,817		32,664
Other airport services, leases and regulated access rights		419,358		376,070		353,068
Total revenues from aeronautical services	Ps.	10,190,720	Ps.	9,136,885	Ps.	8,931,657

	Year ended December 31,
	2025		2024		2023
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	512,733	Ps.	452,160	Ps.	418,525
Advertising(1)		92,858		98,060		82,512
Retail operations(1)		202,645		168,171		151,477
Food and beverage(1)		365,735		299,941		245,311
Car rental operators(1)		268,540		270,774		245,225
Time share developers(1)		19,341		18,112		17,899
Financial services(1)		15,781		13,439		13,705
Communication and services(1)		16,141		16,123		17,788
Services to passenger		5,499		4,826		4,893
VIP lounges		202,581		155,712		103,355
Other services		96,291		81,624		70,799
Total revenue from commercial activities		1,798,145		1,578,942		1,371,489

Diversification activities:
Hotel services		471,400		454,052		379,303
OMA Carga		457,584		421,705		346,441
Real estate services		44,104		43,172		35,457
Industrial services		187,896		130,303		80,967
Other services		33,645		26,957		15,374
Total diversification activities		1,194,629		1,076,189		857,542

Complementary activities:
Leasing of space(1)		148,181		128,140		110,314
Access rights		36,119		31,489		29,936
Checked baggage inspection		271,838		249,870		246,930
Other services		11,346		11,251		11,212
Total of complimentary activities		467,484		420,750		398,392
Total revenue from non-aeronautical services	Ps.	3,460,258	Ps.	3,075,881	Ps.	2,627,423
(1)

Revenues from commercial activities and ancillary services are generated primarily from operating leases entered into by the Company. The leases are based on a monthly rent (which generally increases annually based on the NCPI) and/or the higher of a guaranteed minimum monthly rent and a percentage of the lessee’s monthly income. The monthly rent and minimum guaranteed monthly rent are included in the caption “Commercial activities” in the table above and in supplemental income.